(LOSS) PER SHARE	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
14.	(LOSS) PER SHARE

Common share equivalents, options and warrants are were excluded from the computation of diluted loss per share for the three month periods ended March 31, 2016 and 2015 (unaudited), the years ended December 31, 2015 and March 31, 2015 (unaudited) and the nine month period ended December 31, 2014 as their effects are anti-dilutive.

The reconciliation of diluted (loss) per share for the year ended March 31, 2016 is presented below:

Numerator
Net income	$1,036,148
Change in fair value of warrant derivative liability	(7,742,555)
Net (loss) used in computation of diluted EPS	$(6,706,407)

Denominator
Basic weighted average number of shares outstanding	71,554,822
Warrants	8,429,435
Diluted weighted average number of shares outstanding	79,984,257

Diluted loss per share	$(0.08)